Investments - Schedule of Portfolio Composition by Industry at Amortization Cost and Fair Value (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Sep. 30, 2023		Sep. 30, 2024
Schedule of Investments [Line Items]
Amortized Cost	$ 1,179,576	[1],[2]	$ 3,246,424
Fair Value	$ 1,178,633	[1],[2],[3]	$ 3,265,298 [4]
Investments, at Amortized Cost | Industry Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage	100.00%		100.00%
Investments, at Fair Value | Industry Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage	100.00%		100.00%
Aerospace and Defense
Schedule of Investments [Line Items]
Amortized Cost	$ 9,727		$ 28,584
Fair Value	$ 9,732		$ 28,599
Aerospace and Defense | Investments, at Amortized Cost | Industry Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage	0.80%		0.90%
Aerospace and Defense | Investments, at Fair Value | Industry Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage	0.80%		0.90%
Airlines
Schedule of Investments [Line Items]
Amortized Cost	$ 7,414		$ 15,486
Fair Value	$ 7,399		$ 15,468
Airlines | Investments, at Amortized Cost | Industry Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage	0.60%		0.50%
Airlines | Investments, at Fair Value | Industry Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage	0.60%		0.50%
Auto Components
Schedule of Investments [Line Items]
Amortized Cost	$ 24,197		$ 73,199
Fair Value	$ 24,633		$ 73,845
Auto Components | Investments, at Amortized Cost | Industry Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage	2.10%		2.20%
Auto Components | Investments, at Fair Value | Industry Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage	2.10%		2.30%
Automobiles
Schedule of Investments [Line Items]
Amortized Cost	$ 70,428		$ 135,859
Fair Value	$ 70,998		$ 137,696
Automobiles | Investments, at Amortized Cost | Industry Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage	6.00%		4.20%
Automobiles | Investments, at Fair Value | Industry Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage	6.00%		4.20%
Banks
Schedule of Investments [Line Items]
Amortized Cost			$ 3,272
Fair Value			$ 3,336
Banks | Investments, at Amortized Cost | Industry Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage			0.10%
Banks | Investments, at Fair Value | Industry Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage			0.10%
Beverages
Schedule of Investments [Line Items]
Amortized Cost	$ 17,770		$ 15,399
Fair Value	$ 17,414		$ 14,700
Beverages | Investments, at Amortized Cost | Industry Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage	1.50%		0.50%
Beverages | Investments, at Fair Value | Industry Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage	1.50%		0.40%
Capital Markets
Schedule of Investments [Line Items]
Amortized Cost			$ 10,563
Fair Value			$ 10,690
Capital Markets | Investments, at Amortized Cost | Industry Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage			0.30%
Capital Markets | Investments, at Fair Value | Industry Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage			0.30%
Chemicals
Schedule of Investments [Line Items]
Amortized Cost	$ 18,391		$ 51,044
Fair Value	$ 18,005		$ 48,219
Chemicals | Investments, at Amortized Cost | Industry Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage	1.60%		1.60%
Chemicals | Investments, at Fair Value | Industry Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage	1.50%		1.50%
Commercial Services and Supplies
Schedule of Investments [Line Items]
Amortized Cost	$ 18,976		$ 115,451
Fair Value	$ 18,987		$ 117,076
Commercial Services and Supplies | Investments, at Amortized Cost | Industry Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage	1.60%		3.60%
Commercial Services and Supplies | Investments, at Fair Value | Industry Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage	1.60%		3.60%
Construction & Engineering
Schedule of Investments [Line Items]
Amortized Cost	$ 4,002		$ 8,182
Fair Value	$ 3,999		$ 8,207
Construction & Engineering | Investments, at Amortized Cost | Industry Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage	0.30%		0.20%
Construction & Engineering | Investments, at Fair Value | Industry Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage	0.30%		0.30%
Construction Materials
Schedule of Investments [Line Items]
Amortized Cost	$ 2,901		$ 7,416
Fair Value	$ 2,921		$ 7,343
Construction Materials | Investments, at Amortized Cost | Industry Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage	0.20%		0.20%
Construction Materials | Investments, at Fair Value | Industry Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage	0.20%		0.20%
Consumer Finance
Schedule of Investments [Line Items]
Amortized Cost			$ 13,939
Fair Value			$ 13,919
Consumer Finance | Investments, at Amortized Cost | Industry Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage			0.40%
Consumer Finance | Investments, at Fair Value | Industry Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage			0.40%
Containers and Packaging
Schedule of Investments [Line Items]
Amortized Cost	$ 35,698		$ 51,470
Fair Value	$ 35,682		$ 51,741
Containers and Packaging | Investments, at Amortized Cost | Industry Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage	3.00%		1.60%
Containers and Packaging | Investments, at Fair Value | Industry Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage	3.00%		1.60%
Diversified Consumer Services
Schedule of Investments [Line Items]
Amortized Cost	$ 58,934		$ 175,558
Fair Value	$ 59,230		$ 175,767
Diversified Consumer Services | Investments, at Amortized Cost | Industry Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage	5.00%		5.40%
Diversified Consumer Services | Investments, at Fair Value | Industry Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage	5.00%		5.40%
Diversified Financial Services
Schedule of Investments [Line Items]
Amortized Cost	$ 33,485		$ 119,847
Fair Value	$ 33,520		$ 121,132
Diversified Financial Services | Investments, at Amortized Cost | Industry Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage	2.80%		3.70%
Diversified Financial Services | Investments, at Fair Value | Industry Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage	2.80%		3.70%
Electrical Equipment
Schedule of Investments [Line Items]
Amortized Cost			$ 498
Fair Value			$ 509
Electrical Equipment | Investments, at Amortized Cost | Industry Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage			0.00%
Electrical Equipment | Investments, at Fair Value | Industry Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage			0.00%
Food and Staples Retailing
Schedule of Investments [Line Items]
Amortized Cost	$ 3,437		$ 10,344
Fair Value	$ 3,402		$ 10,062
Food and Staples Retailing | Investments, at Amortized Cost | Industry Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage	0.30%		0.30%
Food and Staples Retailing | Investments, at Fair Value | Industry Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage	0.30%		0.30%
Food Products
Schedule of Investments [Line Items]
Amortized Cost	$ 8,394		$ 41,931
Fair Value	$ 8,628		$ 42,429
Food Products | Investments, at Amortized Cost | Industry Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage	0.70%		1.30%
Food Products | Investments, at Fair Value | Industry Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage	0.70%		1.30%
Healthcare Equipment and Supplies
Schedule of Investments [Line Items]
Amortized Cost	$ 37,337		$ 121,486
Fair Value	$ 37,451		$ 121,761
Healthcare Equipment and Supplies | Investments, at Amortized Cost | Industry Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage	3.20%		3.70%
Healthcare Equipment and Supplies | Investments, at Fair Value | Industry Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage	3.20%		3.70%
Healthcare Providers and Services
Schedule of Investments [Line Items]
Amortized Cost	$ 69,336		$ 210,972
Fair Value	$ 69,045		$ 213,140
Healthcare Providers and Services | Investments, at Amortized Cost | Industry Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage	5.90%		6.50%
Healthcare Providers and Services | Investments, at Fair Value | Industry Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage	5.90%		6.50%
Healthcare Technology
Schedule of Investments [Line Items]
Amortized Cost	$ 53,806		$ 147,695
Fair Value	$ 53,800		$ 149,233
Healthcare Technology | Investments, at Amortized Cost | Industry Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage	4.60%		4.50%
Healthcare Technology | Investments, at Fair Value | Industry Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage	4.60%		4.60%
Hotels, Restaurants and Leisure
Schedule of Investments [Line Items]
Amortized Cost	$ 69,983		$ 154,094
Fair Value	$ 69,989		$ 154,457
Hotels, Restaurants and Leisure | Investments, at Amortized Cost | Industry Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage	5.90%		4.70%
Hotels, Restaurants and Leisure | Investments, at Fair Value | Industry Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage	6.00%		4.70%
Household Products
Schedule of Investments [Line Items]
Amortized Cost	$ 5,845		$ 8,169
Fair Value	$ 5,939		$ 8,350
Household Products | Investments, at Amortized Cost | Industry Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage	0.50%		0.30%
Household Products | Investments, at Fair Value | Industry Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage	0.50%		0.30%
Industrial Conglomerates
Schedule of Investments [Line Items]
Amortized Cost	$ 29,218		$ 83,539
Fair Value	$ 28,726	[5]	$ 83,621
Industrial Conglomerates | Investments, at Amortized Cost | Industry Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage	2.50%		2.60%
Industrial Conglomerates | Investments, at Fair Value | Industry Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage	2.50%		2.50%
Insurance
Schedule of Investments [Line Items]
Amortized Cost	$ 90,988		$ 218,035
Fair Value	$ 90,944	[3]	$ 219,224
Insurance | Investments, at Amortized Cost | Industry Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage	7.70%		6.70%
Insurance | Investments, at Fair Value | Industry Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage	7.70%		6.70%
IT Services
Schedule of Investments [Line Items]
Amortized Cost	$ 49,823		$ 148,053
Fair Value	$ 50,300		$ 149,165
IT Services | Investments, at Amortized Cost | Industry Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage	4.20%		4.60%
IT Services | Investments, at Fair Value | Industry Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage	4.30%		4.60%
Leisure Products
Schedule of Investments [Line Items]
Amortized Cost	$ 5,944		$ 88,929
Fair Value	$ 5,950		$ 89,279
Leisure Products | Investments, at Amortized Cost | Industry Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage	0.50%		2.70%
Leisure Products | Investments, at Fair Value | Industry Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage	0.50%		2.70%
Life Sciences Tools & Services
Schedule of Investments [Line Items]
Amortized Cost	$ 19,470		$ 51,389
Fair Value	$ 19,452		$ 51,626
Life Sciences Tools & Services | Investments, at Amortized Cost | Industry Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage	1.70%		1.60%
Life Sciences Tools & Services | Investments, at Fair Value | Industry Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage	1.70%		1.60%
Machinery
Schedule of Investments [Line Items]
Amortized Cost	$ 5,872		$ 42,739
Fair Value	$ 5,859		$ 42,770
Machinery | Investments, at Amortized Cost | Industry Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage	0.50%		1.30%
Machinery | Investments, at Fair Value | Industry Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage	0.50%		1.30%
Media
Schedule of Investments [Line Items]
Amortized Cost	$ 11,027		$ 12,690
Fair Value	$ 11,003		$ 12,593
Media | Investments, at Amortized Cost | Industry Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage	0.90%		0.40%
Media | Investments, at Fair Value | Industry Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage	0.90%		0.40%
Oil, Gas and Consumable Fuels
Schedule of Investments [Line Items]
Amortized Cost	$ 35,306		$ 26,664
Fair Value	$ 35,294		$ 26,839
Oil, Gas and Consumable Fuels | Investments, at Amortized Cost | Industry Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage	3.00%		0.80%
Oil, Gas and Consumable Fuels | Investments, at Fair Value | Industry Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage	3.00%		0.80%
Personal Products
Schedule of Investments [Line Items]
Amortized Cost			$ 2,006
Fair Value			$ 2,004
Personal Products | Investments, at Amortized Cost | Industry Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage			0.10%
Personal Products | Investments, at Fair Value | Industry Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage			0.10%
Pharmaceuticals
Schedule of Investments [Line Items]
Amortized Cost	$ 19,328		$ 19,233
Fair Value	$ 19,303		$ 19,502
Pharmaceuticals | Investments, at Amortized Cost | Industry Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage	1.60%		0.60%
Pharmaceuticals | Investments, at Fair Value | Industry Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage	1.60%		0.60%
Professional Services
Schedule of Investments [Line Items]
Amortized Cost	$ 52,998		$ 109,655
Fair Value	$ 52,912		$ 109,331
Professional Services | Investments, at Amortized Cost | Industry Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage	4.50%		3.40%
Professional Services | Investments, at Fair Value | Industry Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage	4.50%		3.30%
Real Estate Management & Development
Schedule of Investments [Line Items]
Amortized Cost			$ 4,946
Fair Value			$ 4,823
Real Estate Management & Development | Investments, at Amortized Cost | Industry Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage			0.20%
Real Estate Management & Development | Investments, at Fair Value | Industry Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage			0.10%
Road and Rail
Schedule of Investments [Line Items]
Amortized Cost	$ 2,996		$ 14,931
Fair Value	$ 2,989		$ 14,897
Road and Rail | Investments, at Amortized Cost | Industry Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage	0.30%		0.50%
Road and Rail | Investments, at Fair Value | Industry Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage	0.30%		0.50%
Software
Schedule of Investments [Line Items]
Amortized Cost	$ 239,257		$ 675,350
Fair Value	$ 238,548		$ 684,549
Software | Investments, at Amortized Cost | Industry Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage	20.30%		20.80%
Software | Investments, at Fair Value | Industry Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage	20.30%		21.00%
Specialty Retail
Schedule of Investments [Line Items]
Amortized Cost	$ 51,376		$ 195,718
Fair Value	$ 50,877		$ 196,498
Specialty Retail | Investments, at Amortized Cost | Industry Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage	4.40%		6.00%
Specialty Retail | Investments, at Fair Value | Industry Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage	4.30%		6.00%
Trading Companies and Distributors
Schedule of Investments [Line Items]
Amortized Cost	$ 15,912		$ 15,945
Fair Value	$ 15,702		$ 14,784
Trading Companies and Distributors | Investments, at Amortized Cost | Industry Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage	1.30%		0.50%
Trading Companies and Distributors | Investments, at Fair Value | Industry Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage	1.30%		0.50%
Water Utilities
Schedule of Investments [Line Items]
Amortized Cost			$ 16,144
Fair Value			$ 16,114
Water Utilities | Investments, at Amortized Cost | Industry Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage			0.50%
Water Utilities | Investments, at Fair Value | Industry Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage			0.50%

[1]	Equity investments are non-income producing securities, unless otherwise noted.
[2]	Ownership of certain equity investments occurs through a holding company or partnership.
[3]	The fair values of investments were valued using significant unobservable inputs, unless otherwise noted. See Note 6. Fair Value Measurements.
[4]	The fair values of investments were valued using significant unobservable inputs, unless otherwise noted. See Note 6. Fair Value Measurements.
[5]	The fair value of this investment was valued using Level 2 inputs. See Note 6. Fair Value Measurements.